Exhibit 1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Banc of America Merrill Lynch Commercial Mortgage Inc. One Bryant Park New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Banc of America Merrill Lynch Commercial Mortgage Inc. (the “Company”) and Bank of America, National Association, Merrill Lynch, Pierce, Fenner & Smith Incorporated, Morgan Stanley & Co. LLC, Morgan Stanley Mortgage Capital Holdings LLC, Wells Fargo Bank, National Association, Wells Fargo Securities, LLC, National Cooperative Bank, N.A., Academy Securities, Inc. and Drexel Hamilton, LLC (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of BANK 2019-BNK18, Commercial Mortgage Pass-Through Certificates, Series 2019-BNK18.

The Company is responsible for the information provided to us, including the information set forth in the Data File (as defined herein). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On May 9, 2019, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing (i) 11 mortgage loans contributed by Bank of America, National Association (“BANA”) that are secured by 11 mortgaged properties (the “BANA Assets”), (ii) 10 mortgage loans contributed by Morgan Stanley Mortgage Capital Holdings LLC (“MSMCH”) that are secured by 195 mortgaged properties (the “MSMCH Assets”), (iii) 17 mortgage loans contributed by Wells Fargo Bank, National Association (“WFB”) that are secured by 18 mortgaged properties (the “WFB Assets”) and (iv) 19 mortgage loans contributed by National Cooperative Bank, N.A. (“NCB”) that are secured by 19 mortgaged properties (the “NCB Assets”). Together, BANA, MSMCH, WFB and NCB are referred to herein as the “Mortgage Loan Sellers” and the BANA Assets, MSMCH Assets, WFB Assets and NCB Assets are referred to herein as the “Mortgage Assets.”

From April 8, 2019 through May 9, 2019, representatives of each of the Mortgage Loan Sellers provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Assets.

Member of Deloitte Touche Tohmatsu Limited

2

At your request, for each of the Mortgage Assets set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “None - Mortgage Loan Seller Provided” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Assets underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Mortgage Assets, (iii) the existence or ownership of the Mortgage Assets or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

May 9, 2019

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by each of the respective Mortgage Loan Sellers, with respect to each of the Mortgage Assets (the “Source Documents”):

Loan agreements, draft loan agreements, promissory notes, consolidated, amended and restated promissory notes, indentures, note purchase agreements, pari passu loan agreements, pari passu promissory notes, mortgage, deed of trusts or reserve agreements (collectively, the “Loan Agreement”);

Subordinate loan agreement, subordinate promissory note, promissory note splitter or b-note (collectively, the “Subordinate Loan Document”);

Subordinate unsecured loan agreement or subordinate unsecured promissory note (collectively, the “Subordinate Unsecured Loan Document”);

Mezzanine loan agreement, mezzanine promissory note or EB-5 Loan Agreement (collectively, the “Mezzanine Loan Document”);

The guaranty agreements or environmental indemnity agreement (collectively, the “Guaranty”);

Cash management agreement, lockbox agreements, deposit account control agreement and/or the restricted account agreement (collectively, the “Cash Management Agreement”);

The closing statements or servicing system screen prints (collectively, the “Closing Statement”);

Non-consolidation opinion letters (the “Non-Consolidation Opinion”);

Ground leases and ground lease estoppels (collectively, the “Ground Lease”);

The real estate property appraisal reports (the “Appraisal Report”);

United States Postal Service website – www.usps.com (“USPS”);

Property condition reports (the “Engineering Report”);

Borrower rent rolls, underwritten rent rolls, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

The title policies or pro-forma title policies (collectively, the “Title Policy”);

The phase I environmental reports (the “Phase I Report”);

The phase II environmental reports (the “Phase II Report”);

The seismic reports (the “Seismic Report”);

The underwritten financial summaries (the “Underwritten Financial Summary Report”);

Asset summary reports (“ASR”);

Property Hazard and Liability Insurance Certificates (collectively, the “Insurance Certificate”);

Servicer reports and records and provided electronic files (the “Servicer Records”);

EDGAR ABS XML technical specification (Version 1.5) document dated December 2016 (the “EDGAR ABS XML Technical Specification Document”); and

Promissory note splitter or draft promissory note splitter (collectively, the “Promissory Note Splitter”).

*****

	Characteristic	Source Document
1	Property Name	Identification purposes only – not applicable
2	Percent by Cut-off Date Balance	Refer to calculation procedures
3	Original Balance	Loan Agreement/Promissory Note Splitter
4	Cut-off Date Balance	Refer to calculation procedures
5	Maturity Date Balance	Refer to calculation procedures
6	Cut-off Date Balance per Unit or SF	Refer to calculation procedures
7	Cut-off Date	None - Mortgage Loan Seller Provided
8	Number of Properties	Appraisal Report
9	Street Address	Appraisal Report
10	City	Appraisal Report
11	State	Appraisal Report
12	Zip Code	Appraisal Report/USPS
13	County	Appraisal Report
14	North or South CA (NCA/SCA)	Appraisal Report
15	Property Type	Appraisal Report
16	Property Sub-Type	Appraisal Report
17	Units/SF	Rent Roll
18	Year Built	Appraisal Report/Engineering Report
19	Year Renovated	Appraisal Report/Engineering Report
20	Single-Tenant (Y/N)	Rent Roll
21	Owner-Occupied >20% (Y/N - %)	Rent Roll
22	Percent Leased	Rent Roll
23	Percent Leased as of Date	Rent Roll
24	Percent Leased Source	Rent Roll
25	Sec. 8 (Multifamily) (Y/N)	Appraisal Report
26	No. of Sec. 8 Units	Appraisal Report
27	Sec. 42 (Multifamily) (Y/N)	Appraisal Report
28	No. of Sec. 42 Units	Appraisal Report
29	Hotel Franchise Agreement Expiration Date	Rent Roll
30	Condo Component (Y/N - % of Borrower Control)	Rent Roll
31	Ownership Interest	Title Policy
32	Ground Lease Extinguished Upon Foreclosure (Y/N)	Ground Lease
33	Ground Lease Expiration Date	Ground Lease
34	Extension Options	Ground Lease
35	Extension Options Description	Ground Lease
36	Ground Lease Outside Expiration Date (Including Extensions)	Ground Lease

	Characteristic	Source Document
37	Appraised Value	Appraisal Report
38	Value as of Date	Appraisal Report
39	Borrower Name	Loan Agreement
40	Sponsor	Loan Agreement/ASR
41	Nonrecourse Carve-out Guarantor	Guaranty/Loan Agreement
42	Environmental Indemnitor	Guaranty/Loan Agreement
43	Borrower Type (LLC, LP, TIC, DST, Corp, etc.)	Loan Agreement
44	Borrower State of Incorporation	Loan Agreement
45	Borrower Required to Maintain Lender Register (NOT at Lender's Option) (Y/N)	Loan Agreement
46	SAE (Y/N)	Loan Agreement
47	SPE (Y/N)	Loan Agreement
48	Non-Consolidation Opinion (Y/N)	Non-Consolidation Opinion
49	Independent Director (Y/N)	Loan Agreement
50	Related Borrowers (Y/N)	Loan Agreement
51	Related Borrower Pool	Loan Agreement
52	Cross Collateralized / Cross Defaulted (Y/N)	Loan Agreement
53	Single Note / Multiple Property Loan (Y/N)	Loan Agreement
54	Acquisition or Refinance	Closing Statement/ASR
55	Note Date	Loan Agreement
56	First P&I Payment Date	Loan Agreement
57	First Payment Date (IO)	Loan Agreement
58	Maturity Date or ARD	Loan Agreement
59	ARD Loan (Y/N)	Loan Agreement
60	Final Maturity Date	Loan Agreement
61	ARD Rate Step	Loan Agreement
62	Lockbox Type	Cash Management Agreement/Loan Agreement
63	Cash Management Status	Cash Management Agreement/Loan Agreement
64	Terms/Description of Springing Lockbox	Cash Management Agreement/Loan Agreement
65	Original Term to Maturity or ARD (mos.)	Refer to calculation procedures
66	Remaining Term to Maturity or ARD (mos.)	Refer to calculation procedures
67	Original IO Period (mos.)	Refer to calculation procedures
68	Remaining IO Period (mos.)	Refer to calculation procedures
69	Original Amort. Term (mos.)	Refer to calculation procedures
70	Remaining Amort. Term (mos.)	Refer to calculation procedures

	Characteristic	Source Document
71	Amort. Type	Loan Agreement
72	Interest Accrual Method	Loan Agreement
73	Interest Rate	Loan Agreement
74	Monthly Debt Service (P&I)	Loan Agreement
75	Monthly Debt Service (IO)	Refer to calculation procedures
76	Annual Debt Service (P&I)	Refer to calculation procedures
77	Annual Debt Service (IO)	Refer to calculation procedures
78	Future Payment Changes (Y/N)	Loan Agreement
79	UW NOI DSCR (P&I)	Refer to calculation procedures
80	UW NOI DSCR (IO)	Refer to calculation procedures
81	UW NCF DSCR (P&I)	Refer to calculation procedures
82	UW NCF DSCR (IO)	Refer to calculation procedures
83	Cut-off Date LTV	Refer to calculation procedures
84	Maturity Date LTV	Refer to calculation procedures
85	Third Most Recent Revenues	Underwritten Financial Summary Report
86	Third Most Recent Expenses	Underwritten Financial Summary Report
87	Third Most Recent NOI	Underwritten Financial Summary Report
88	Third Most Recent NOI Date	Underwritten Financial Summary Report
89	Third Most Recent NOI Debt Yield	Refer to calculation procedures
90	Second Most Recent Revenues	Underwritten Financial Summary Report
91	Second Most Recent Expenses	Underwritten Financial Summary Report
92	Second Most Recent NOI	Underwritten Financial Summary Report
93	Second Most Recent NOI Date	Underwritten Financial Summary Report
94	Second Most Recent NOI Debt Yield	Refer to calculation procedures
95	Most Recent Revenues	Underwritten Financial Summary Report
96	Most Recent Expenses	Underwritten Financial Summary Report
97	Most Recent NOI	Underwritten Financial Summary Report
98	Most Recent NOI Date	Underwritten Financial Summary Report
99	Most Recent NOI Debt Yield	Refer to calculation procedures
100	Underwritten Occupancy Percentage	Underwritten Financial Summary Report
101	Underwritten EGI	Underwritten Financial Summary Report
102	Underwritten Expenses	Underwritten Financial Summary Report
103	Underwritten NOI	Underwritten Financial Summary Report
104	Underwritten NOI Debt Yield	Refer to calculation procedures
105	Underwritten CapEx Reserves	Underwritten Financial Summary Report
106	Underwritten TI/LC Reserves	Underwritten Financial Summary Report
107	Underwritten NCF	Underwritten Financial Summary Report
108	Underwritten NCF Debt Yield	Refer to calculation procedures
109	Largest Tenant	Rent Roll
110	Lease Expiration Date of Largest Tenant	Rent Roll

	Characteristic	Source Document
111	NSF of Largest Tenant (SF)	Rent Roll
112	Percent NSF of the Largest Tenant (%)	Refer to calculation procedures
113	2nd Largest Tenant	Rent Roll
114	Lease Expiration of 2nd Largest Tenant	Rent Roll
115	NSF of 2nd Largest Tenant (SF)	Rent Roll
116	Percent NSF of 2nd Largest Tenant (%)	Refer to calculation procedures
117	3rd Largest Tenant	Rent Roll
118	Lease Expiration of 3rd Largest Tenant	Rent Roll
119	NSF of 3rd Largest Tenant (SF)	Rent Roll
120	Percent NSF of 3rd Largest Tenant (%)	Refer to calculation procedures
121	4th Largest Tenant	Rent Roll
122	Lease Expiration of 4th Largest Tenant	Rent Roll
123	NSF of 4th Largest Tenant (SF)	Rent Roll
124	Percent NSF of 4th Largest Tenant (%)	Refer to calculation procedures
125	5th Largest Tenant	Rent Roll
126	Lease Expiration of 5th Largest Tenant	Rent Roll
127	NSF of 5th Largest Tenant (SF)	Rent Roll
128	Percent NSF of 5th Largest Tenant (%)	Refer to calculation procedures
129	Top Five Movie Theater Tenant (Y/N)	Rent Roll
130	Top Five Health Club Tenant (Y/N)	Rent Roll
131	Top Five Bank Branch Tenant (Y/N)	Rent Roll
132	Top Five Restaurant Tenant (Y/N)	Rent Roll
133	Top Five Medical Office Tenant (Y/N)	Rent Roll
134	Top Five Early Termination Options (Y/N - Description) (Top 15 Loans Only)	Rent Roll
135	Top Five Go-Dark Provisions (Y/N - Description) (Top 15 Loans Only)	Rent Roll
136	Non-Collateral Anchor Termination or Go-Dark Provisions (Y/N - Description) (Top 15 Loans Only)	Rent Roll
137	Top Five ROFR/ROFO Purchase (Y/N - Description) (Top 15 Loans Only)	Rent Roll
138	Tax Escrow in Place (Y/N)	Loan Agreement
139	Initial Tax Escrow Amount ($)	Closing Statement
140	Ongoing Tax Escrow - Monthly ($)	Closing Statement/Servicer Records
141	Tax Reserve Cap (Amount and Description)	Loan Agreement
142	Springing Reserve Requirement for Tax (Y/N)	Loan Agreement
143	Terms or Conditions for Springing Tax Reserve Requirement	Loan Agreement
144	Current Tax Escrow Balance	Servicer Records

	Characteristic	Source Document
145	Interest on Tax Escrow Beneficiary	Loan Agreement
146	Insurance Escrow in Place (Y/N)	Loan Agreement
147	Initial Insurance Escrow Amount ($)	Closing Statement
148	Ongoing Insurance Escrow - Monthly ($)	Closing Statement/Servicer Records
149	Insurance Reserve Cap (Amount and Description)	Loan Agreement
150	Springing Reserve Requirement for Insurance (Y/N)	Loan Agreement
151	Terms or Conditions for Springing Insurance Reserve Requirement	Loan Agreement
152	Current Insurance Escrow Balance	Servicer Records
153	Interest on Insurance Escrow Beneficiary	Loan Agreement
154	Deferred Maintenance Escrow in Place (Y/N)	Loan Agreement
155	Deferred Maintenance Recommended per Report ($)	Engineering Report
156	Deferred Maintenance Escrow Amount ($)	Closing Statement/Loan Agreement
157	Percent of Total Recommended Deferred Maintenance Amount Escrowed (%)	Refer to calculation procedures
158	Deferred Maintenance Escrow Current Balance ($)	Servicer Records
159	Interest on Deferred Maintenance Beneficiary	Loan Agreement
160	Cap Ex Escrow in Place (Y/N)	Loan Agreement
161	Initial Cap Ex Escrow Amount ($)	Closing Statement/Loan Agreement
162	Ongoing Cap Ex Escrow - Monthly ($)	Loan Agreement
163	Annual Cap Ex Reserve Requirement per SF/Unit ($)	Refer to calculation procedures
164	Cap Ex Reserve Cap ($ and Description)	Loan Agreement
165	Springing Reserve Requirement for Cap Ex (Y/N)	Loan Agreement
166	Terms or Conditions for Springing Cap Ex Reserve Requirement	Loan Agreement
167	Current Cap Ex Escrow Balance	Servicer Records
168	Interest on Cap Ex Escrow Beneficiary	Loan Agreement
169	TI/LC Escrow in Place (Y/N)	Loan Agreement
170	Initial TI/LC Escrow Amount ($)	Closing Statement/Loan Agreement
171	Ongoing TI/LC Escrow - Monthly ($)	Loan Agreement
172	Annual TI/LC Escrow per SF/Unit ($)	Refer to calculation procedures
173	TI/LC Reserve Cap (Amount and Description)	Loan Agreement
174	Springing Reserve Requirement for TI/LC (Y/N)	Loan Agreement

	Characteristic	Source Document
175	Terms or Conditions for Springing TI/LC Reserve Requirement	Loan Agreement
176	Current TI/LC Balance	Servicer Records
177	Interest on TI/LC Escrow Beneficiary	Loan Agreement
178	Other Escrows in Place (Y/N)	Loan Agreement
179	Description of Other Escrows	Loan Agreement
180	Initial Other Escrow Amount ($)	Closing Statement/Loan Agreement
181	Ongoing Other Escrow - Monthly ($)	Loan Agreement
182	Other Reserve Cap ($)	Loan Agreement
183	Other Springing Reserve Requirement (Y/N)	Loan Agreement
184	Terms or Conditions for Springing Other Reserve Requirement	Loan Agreement
185	Current Other Escrow Balance	Servicer Records
186	Interest on Other Escrow Beneficiary	Loan Agreement
187	Other Escrow Description/ Release Provisions	Loan Agreement
188	FIRREA Appraisal (Y/N)	Appraisal Report
189	Appraisal Report Date	Appraisal Report
190	Phase I Date	Phase I Report
191	Phase II Date	Phase II Report
192	Engineering Report Date	Engineering Report
193	Seismic Report Date	Seismic Report
194	Earthquake Zone 3 or 4 (Y/N)	Seismic Report
195	PML %	Seismic Report
196	Earthquake Insurance (Y/N)	Insurance Certificate
197	Windstorm Insurance (Y/N)	Insurance Certificate
198	Flood Zone (Y/N)	Appraisal Report
199	Flood Insurance (Y/N)	Insurance Certificate
200	Environmental Insurance (Y/N)	Insurance Certificate
201	Due Date	Loan Agreement
202	Debt Service Payment Grace Period to Impose Late Charge	Loan Agreement
203	Debt Service Grace Period to Call a Default	Loan Agreement
204	Balloon Payment Grace Period to Impose Late Charge	Loan Agreement
205	Balloon Payment Grace Period to Call a Default	Loan Agreement
206	Default Interest Rate	Loan Agreement
207	Assumption Provision (Y/N)	Loan Agreement
208	Assumption Fee	Loan Agreement

	Characteristic	Source Document
209	Partial Collateral Release (Y/N)	Loan Agreement
210	Partial Collateral Release and Prepayment Descriptions	Loan Agreement
211	Outparcel or Other Release (Y/N)	Loan Agreement
212	Outparcel or Other Release Description	Loan Agreement
213	Substitution Allowed (Y/N)	Loan Agreement
214	Substitution Provision Description	Loan Agreement
215	Voluntary Partial Prepayment Permitted (Y/N) (escrows, LOCs, other, etc.)	Loan Agreement
216	Partial Prepayment Description	Loan Agreement
217	Prepayment Interest Shortfall (Y/N)	Loan Agreement
218	Seasoning	Refer to calculation procedures
219	Prepayment Provision String	Loan Agreement
220	Lockout End Date	Loan Agreement
221	Pari Passu (Y/N)?	Loan Agreement/Promissory Note Splitter
222	Current Additional Financing in Place (Y/N/Silent)	Subordinate Loan Document/Subordinate Unsecured Loan Document/Mezzanine Loan Document/Promissory Note Splitter
223	Type of Additional Financing	Subordinate Loan Document/Subordinate Unsecured Loan Document/Mezzanine Loan Document/Promissory Note Splitter
224	Additional Financing Original Balance	Loan Agreement/Subordinate Loan Document/Subordinate Unsecured Loan Document/Mezzanine Loan Document/Promissory Note Splitter
225	Additional Financing Permitted In Future (Y/N/Silent)	Loan Agreement
226	Type of Additional Future Financing	Loan Agreement
227	Terms of Future Additional Financing	Loan Agreement
228	Original Whole Note Loan Balance	Loan Agreement
229	Cut-off Date Whole Note Loan Balance	Refer to calculation procedures
230	Pari Passu Debt	Loan Agreement/Promissory Note Splitter
231	Total Trust Exposure	Refer to calculation procedures
232	Annual Debt Service Incl. Pari Passu (Amort)	Refer to calculation procedures
233	Annual Debt Service Incl. Pari Passu (IO)	Refer to calculation procedures
234	Cut-off Date Pari Passu Mortgage Debt Balance	Refer to calculation procedures
235	Cut-off Date Subordinate Mortgage Debt Balance	Refer to calculation procedures
236	Total Mortgage Debt Cut-off Date LTV Ratio	Refer to calculation procedures

	Characteristic	Source Document
237	Total Mortgage Debt UW NCF DSCR	Refer to calculation procedures
238	Total Mortgage Debt UW NOI Debt Yield	Refer to calculation procedures
239	Cut-off Date Mezzanine Debt Balance	Refer to calculation procedures
240	Total Debt Cut-off Date LTV Ratio	Refer to calculation procedures
241	Total Debt UW NCF DSCR	Refer to calculation procedures
242	Total Debt UW NOI Debt Yield	Refer to calculation procedures
243	Coop - Rental Value	Appraisal Report
244	Coop - LTV as Rental	Refer to calculation procedures
245	Coop - Unsold Percent	Refer to calculation procedures
246	Coop - Sponsor Units	Rent Roll
247	Coop - Investor Units	Rent Roll
248	Coop - Coop Units	Rent Roll
249	Coop - Sponsor/Investor Carry	Refer to calculation procedures
250	Coop - Committed Secondary Debt	Appraisal Report
251	Asset Type Number	None - Mortgage Loan Seller Provided
252	Group ID	None - Mortgage Loan Seller Provided
253	Reporting Period Beginning Date	None - Mortgage Loan Seller Provided
254	Reporting Period End Date	None - Mortgage Loan Seller Provided
255	Interest Accrual Method Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
256	Original Interest Rate Type Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
257	Underwriting Indicator	None - Mortgage Loan Seller Provided
258	Lien Position Securitization Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
259	Loan Structure Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
260	Periodic Principal and Interest Payment Securitization Amount	Refer to calculation procedures
261	Payment Type Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
262	Payment Frequency Code	Loan Agreement/EDGAR ABS XML Technical Specification Document
263	Interest Only Indicator	Loan Agreement
264	Balloon Indicator	Loan Agreement
265	Prepayment Premium Indicator	Loan Agreement
266	Negative Amortization Indicator	None - Mortgage Loan Seller Provided
267	Modified Indicator	None - Mortgage Loan Seller Provided
268	Arm Index Code	Not applicable
269	First Rate Adjustment Date	Not applicable
270	First Payment Adjustment Date	Not applicable

	Characteristic	Source Document
271	ARM Margin Number	Not applicable
272	Lifetime Rate Cap Percentage	Not applicable
273	Lifetime Rate Floor Percentage	Not applicable
274	Periodic Rate Increase Limit Percentage	Not applicable
275	Periodic Rate Decrease Limit Percentage	Not applicable
276	Periodic Payment Adjustment Maximum Amount	Not applicable
277	Periodic Payment Adjustment Maximum Percent	Not applicable
278	Rate Reset Frequency Code	Not applicable
279	Payment Reset Frequency Code	Not applicable
280	Index Lookback Days Number	Not applicable
281	Yield Maintenance End Date	Loan Agreement
282	Prepayment Premiums End Date	Loan Agreement
283	Maximum Negative Amortization Allowed Percentage	None - Mortgage Loan Seller Provided
284	Maximum Negative Amortization Allowed Amount	None - Mortgage Loan Seller Provided
285	Negative Amortization Deferred Interest Cap Amount	None - Mortgage Loan Seller Provided
286	Deferred Interest Cumulative Amount	None - Mortgage Loan Seller Provided
287	Deferred Interest Collected Amount	None - Mortgage Loan Seller Provided
288	Property Type Code	Appraisal Report/EDGAR ABS XML Technical Specification Document
289	Net Rentable Square Feet Number	Rent Roll
290	Net Rentable Square Feet Securitization Number	Rent Roll
291	Units Beds Rooms Number	Rent Roll
292	Units Beds Rooms Securitization Number	Rent Roll
293	Valuation Source Securitization Code	Appraisal Report/EDGAR ABS XML Technical Specification Document
294	Most Recent Valuation Amount	None - Mortgage Loan Seller Provided
295	Most Recent Valuation Date	None - Mortgage Loan Seller Provided
296	Most Recent Valuation Source Code	None - Mortgage Loan Seller Provided
297	Property Status Code	None - Mortgage Loan Seller Provided
298	Defeasance Option Start Date	Loan Agreement
299	Defeased Status Code	None - Mortgage Loan Seller Provided
300	AL_Largest Tenant	Rent Roll
301	Lease Expiration Largest Tenant Date	Rent Roll
302	AL_Second Largest Tenant	Rent Roll
303	Lease Expiration Second Largest Tenant Date	Rent Roll

	Characteristic	Source Document
304	AL_Third Largest Tenant	Rent Roll
305	Lease Expiration Third Largest Tenant Date	Rent Roll
306	Financials Securitization Date	Underwritten Financial Summary Report
307	Most Recent Financials Start Date	Underwritten Financial Summary Report
308	Most Recent Financials End Date	Underwritten Financial Summary Report
309	Most Recent Net Cash Flow Amount	Underwritten Financial Summary Report
310	Net Operating Income Net Cash Flow Securitization Code	None - Mortgage Loan Seller Provided
311	Net Operating Income Net Cash Flow Code	None - Mortgage Loan Seller Provided
312	Most Recent Debt Service Amount	Refer to calculation procedures
313	Most Recent Debt Service Coverage Net Operating Income Percentage	Refer to calculation procedures
314	Most Recent Debt Service Coverage Net Cash Flow Percentage	Refer to calculation procedures
315	Debt Service Coverage Securitization Code	None - Mortgage Loan Seller Provided
316	Most Recent Debt Service Coverage Code	None - Mortgage Loan Seller Provided
317	Asset Added Indicator	None - Mortgage Loan Seller Provided
318	Report Period Modification Indicator	None - Mortgage Loan Seller Provided
319	Report Period Beginning Schedule Loan Balance Amount	Refer to calculation procedures
320	Report Period End Actual Balance Amount	Refer to calculation procedures
321	Total Scheduled Principal Interest Due Amount	Refer to calculation procedures
322	Scheduled Interest Amount	Refer to calculation procedures
323	Other Interest Adjustment Amount	None - Mortgage Loan Seller Provided
324	Scheduled Principal Amount	Refer to calculation procedures
325	Unscheduled Principal Collected Amount	None - Mortgage Loan Seller Provided
326	Other Principal Adjustment Amount	None - Mortgage Loan Seller Provided
327	Hyper Amortizing Date	Not applicable
328	Servicing Advance Method Code	None - Mortgage Loan Seller Provided
329	Non Recoverability Indicator	None - Mortgage Loan Seller Provided
330	Total Principal Interest Advanced Outstanding Amount	None - Mortgage Loan Seller Provided
331	Total Taxes Insurance Advances Outstanding Amount	None - Mortgage Loan Seller Provided
332	Other Expenses Advanced Outstanding Amount	None - Mortgage Loan Seller Provided
333	Payment Status Loan Code	None - Mortgage Loan Seller Provided
334	Arm Index Rate Percentage	Not applicable
335	Next Interest Rate Percentage	Not applicable
336	Next Interest Rate Change Adjustment Date	Not applicable
337	Next Payment Adjustment Date	Not applicable

	Characteristic	Source Document
338	Primary Servicer Name	None - Mortgage Loan Seller Provided
339	Most Recent Special Servicer Transfer Date	None - Mortgage Loan Seller Provided
340	Most Recent Master Servicer Return Date	None - Mortgage Loan Seller Provided
341	Asset Subject Demand Indicator	None - Mortgage Loan Seller Provided
342	Asset Subject Demand Status Code	None - Mortgage Loan Seller Provided
343	Repurchase Amount	None - Mortgage Loan Seller Provided
344	Demand Resolution Date	None - Mortgage Loan Seller Provided
345	Repurchaser Name	None - Mortgage Loan Seller Provided
346	Repurchase Replacement Reason Code	None - Mortgage Loan Seller Provided
347	Realized Loss To Trust Amount	None - Mortgage Loan Seller Provided
348	Liquidation Prepayment Code	None - Mortgage Loan Seller Provided
349	Liquidation Prepayment Date	None - Mortgage Loan Seller Provided
350	Prepayment Premium Yield Maintenance Received Amount	None - Mortgage Loan Seller Provided
351	Workout Strategy Code	None - Mortgage Loan Seller Provided
352	Last Modification Date	None - Mortgage Loan Seller Provided
353	Modification Code	None - Mortgage Loan Seller Provided
354	Post Modification Interest Percentage	None - Mortgage Loan Seller Provided
355	Post Modification Payment Amount	None - Mortgage Loan Seller Provided
356	Post Modification Maturity Date	None - Mortgage Loan Seller Provided
357	Post Modification Amortization Period Amount	None - Mortgage Loan Seller Provided

Calculation Procedures

With respect to Characteristic 2, we recomputed the Percent by Cut-off Date Balance by dividing the (i) Cut-off Date Balance by (ii) sum of each of the Mortgage Assets’ Cut-off Date Balance.

With respect to Characteristic 4, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Balance using the First P&I Payment Date, Monthly Debt Service (P&I), Original Balance, Interest Accrual Method and Interest Rate and the Cut-off Date. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date and full term interest-only Mortgage Assets (if any), the Cut-off Date Balance was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Cut-off Date Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 5, assuming, at your request, no prepayments of principal, we recomputed the Maturity Date Balance using the First P&I Payment Date, Monthly Debt Service (P&I), Original Balance, Interest Accrual Method, Maturity Date or ARD and Interest Rate. With respect to full term interest-only Mortgage Assets (if any), the Maturity Date Balance was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Maturity Date Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 6, we recomputed the Cut-off Date Balance per Unit or SF by dividing the (i) Cut-off Date Balance by (ii) Units/SF. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Units/SF for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 65, we recomputed the Original Term to Maturity or ARD (mos.) by determining the number of payment dates from and inclusive of the earlier of the First Payment Date (IO) or First P&I Payment Date (as applicable) to and inclusive of the Maturity Date or ARD.

With respect to Characteristic 66, we recomputed the Remaining Term to Maturity or ARD (mos.) by subtracting the (i) Seasoning from (ii) Original Term to Maturity or ARD (mos.).

With respect to Characteristic 67, we recomputed the Original IO Period (mos.) by determining the number of payment dates from and inclusive of the First Payment Date (IO) to and exclusive of the First P&I Payment Date. This procedure was performed for partial and full term interest-only Mortgage Assets only.

With respect to Characteristic 68, we recomputed the Remaining IO Period (mos.) by subtracting the (i) Seasoning from (ii) Original IO Period (mos.) (but to not less than zero). This procedure was performed for partial and full term interest-only Mortgage Assets only.

With respect to Characteristic 69, we recomputed the Original Amort. Term (mos.) using the Original Balance, Monthly Debt Service (P&I) and Interest Rate and a 30/360 Interest Accrual Method. This procedure was not performed for full term interest-only Mortgage Assets (if applicable).

With respect to Characteristic 70, we recomputed the Remaining Amort. Term (mos.) by subtracting the Seasoning from the Original Amort. Term (mos.). With respect to partial interest-only, then amortizing Mortgage Assets, the procedure indicated herein reduces the Seasoning as of the Cut-off Date by the Original IO Period (mos.) (but to not less than zero). This procedure was not performed for full term interest-only Mortgage Assets (if applicable).

With respect to Characteristic 75, we recomputed the Monthly Debt Service (IO) by dividing the (i) Annual Debt Service (IO) by (ii) twelve. This procedure was performed for partial and full term interest-only Mortgage Assets only (if applicable).

With respect to Characteristic 76, we recomputed the Annual Debt Service (P&I) by multiplying the (i) Monthly Debt Service (P&I) by (ii) twelve. This procedure was not performed for full term interest-only Mortgage Assets (if applicable).

With respect to Characteristic 77, we recomputed the Annual Debt Service (IO) by multiplying the (i) Cut-off Date Balance, (ii) Interest Rate and (iii) for those Mortgage Assets whose Interest Accrual Method is “Actual/360,” a fraction equal to 365/360. This procedure was performed for partial and full term interest-only Mortgage Assets only (if applicable).

With respect to Characteristic 79, we recomputed the UW NOI DSCR (P&I) by dividing the (i) Underwritten NOI by (ii) Annual Debt Service (P&I). This procedure was not performed for full term interest-only Mortgage Assets (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 80, we recomputed the UW NOI DSCR (IO) by dividing the (i) Underwritten NOI by (ii) Annual Debt Service (IO). This procedure was performed for partial and full term interest-only Mortgage Assets only (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 81, we recomputed the UW NCF DSCR (P&I) by dividing the (i) Underwritten NCF by (ii) Annual Debt Service (P&I). This procedure was not performed for full term interest-only Mortgage Assets (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 82, we recomputed the UW NCF DSCR (IO) by dividing the (i) Underwritten NCF by (ii) Annual Debt Service (IO). This procedure was performed for partial and full term interest-only Mortgage Assets only (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 83, we recomputed Cut-off Date LTV by dividing the (i) Cut-off Date Balance by (ii) Appraised Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 84, we recomputed Maturity Date LTV by dividing the (i) Maturity Date Balance by (ii) Appraised Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 89, we recomputed the Third Most Recent NOI Debt Yield by dividing the (i) Third Most Recent NOI by (ii) Cut-off Date Balance. This procedure was only performed for those Mortgage Assets with Third Most Recent NOI greater than $0. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Third Most Recent NOI for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage

Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 94, we recomputed the Second Most Recent NOI Debt Yield by dividing the (i) Second Most Recent NOI by (ii) Cut-off Date Balance. This procedure was only performed for those Mortgage Assets with Second Most Recent NOI greater than $0. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Second Most Recent NOI for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 99, we recomputed the Most Recent NOI Debt Yield by dividing the (i) Most Recent NOI by (ii) Cut-off Date Balance. This procedure was only performed for those Mortgage Assets with Most Recent NOI greater than $0. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Most Recent NOI for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 104, we recomputed the Underwritten NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Cut-off Date Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 108, we recomputed the Underwritten NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Cut-off Date Balance. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Asset. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the principal balance of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 112, we recomputed the Percent NSF of the Largest Tenant (%) by dividing the (i) NSF of Largest Tenant (SF) by (ii) Units/SF. This procedure was only performed for those Mortgage Assets with NSF of Largest Tenant (SF) greater than zero.

With respect to Characteristic 116, we recomputed the Percent NSF of 2nd Largest Tenant (%) by dividing the (i) NSF of 2nd Largest Tenant (SF) by (ii) Units/SF. This procedure was only performed for those Mortgage Assets with NSF of 2nd Largest Tenant (SF) greater than zero.

With respect to Characteristic 120, we recomputed the Percent NSF of 3rd Largest Tenant (%) by dividing the (i) NSF of 3rd Largest Tenant (SF) by (ii) Units/SF. This procedure was only performed for those Mortgage Assets with NSF of 3rd Largest Tenant (SF) greater than zero.

With respect to Characteristic 124, we recomputed the Percent NSF of 4th Largest Tenant (%) by dividing the (i) NSF of 4th Largest Tenant (SF) by (ii) Units/SF. This procedure was only performed for those Mortgage Assets with NSF of 4th Largest Tenant (SF) greater than zero.

With respect to Characteristic 128, we recomputed the Percent NSF of 5th Largest Tenant (%) by dividing the (i) NSF of 5th Largest Tenant (SF) by (ii) Units/SF. This procedure was only performed for those Mortgage Assets with NSF of 5th Largest Tenant (SF) greater than zero.

With respect to Characteristic 157, we recomputed the Percent of Total Recommended Deferred Maintenance Amount Escrowed (%) by dividing the (i) Deferred Maintenance Escrow Amount ($) by (ii) Deferred Maintenance Recommended per Report ($).

With respect to Characteristic 163, we recomputed the Annual Cap Ex Reserve Requirement per SF/Unit ($) by dividing the (i) product of (a) the Ongoing Cap Ex Escrow - Monthly ($) and (b) twelve by (ii) Units/SF.

With respect to Characteristic 172, we recomputed the Annual TI/LC Escrow per SF/Unit ($) by dividing the (i) product of (a) the Ongoing TI/LC Escrow - Monthly ($) and (b) twelve by (ii) Units/SF.

With respect to Characteristic 218, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the earlier of the First Payment Date (IO) or First P&I Payment Date, as applicable, to and inclusive of the Cut-off Date.

With respect to Characteristic 229, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Whole Note Loan Balance using the First P&I Payment Date, whole note loan monthly debt service, Original Whole Note Loan Balance, Interest Accrual Method and whole note loan interest rate (each as set forth on or derived from the Loan Agreement) and the Cut-off Date. With respect to interest-only whole note loan Mortgage Assets determined to be non-amortizing as of the Cut-off Date (as determined from the Loan Agreement) and full term interest-only whole note loan Mortgage Assets (if any), the Cut-off Date Whole Note Loan Balance was set to equal the Original Whole Note Loan Balance. At the request of representatives of the respective Mortgage Loan Seller, Cut-off Date Whole Note Loan Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report. This procedure was performed only for those Mortgage Assets which are part of a loan combination or has subordinate mortgage debt.

With respect to Characteristic 231, the Total Trust Exposure was set to equal the Cut-off Date Balance. This procedure was performed only for those Mortgage Assets which are part of a loan combination.

With respect to Characteristic 232, we recomputed the Annual Debt Service Incl. Pari Passu (Amort) by multiplying (i) the sum of the (a) Monthly Debt Service (P&I) and (b) pari passu monthly debt service (P&I) (as set forth on or derived from the Loan Agreement) by (ii) 12. This procedure was not performed for full term interest-only pari passu Mortgage Assets (as determined from the Loan Agreement) (if applicable). This procedure was performed only for those Mortgage Assets which are part of a loan combination.

With respect to Characteristic 233, we recomputed the Annual Debt Service Incl. Pari Passu (IO) by multiplying the (i) sum of the (a) Original Balance and (b) Pari Passu Debt and (ii) product of (a) the whole note loan interest rate (as set forth on or derived from the Loan Agreement) and (b) for those Mortgage Assets whose Interest Accrual Method is “Actual/360”, a fraction equal to 365/360. This procedure was only performed for partial and full term interest-only pari passu Mortgage Assets (as determined from the Loan Agreement) (if applicable). This procedure was performed only for those Mortgage Assets which are part of a loan combination.

With respect to Characteristic 234, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Pari Passu Mortgage Debt Balance using the First P&I Payment Date, pari passu monthly debt service (P&I), Pari Passu Debt, Interest Accrual Method and pari passu interest rate (each as set forth on or derived from the Loan Agreement) and the Cut-off Date. With respect to interest-only pari passu Mortgage Assets determined to be non-amortizing as of the Cut-off Date and full term interest-only pari passu Mortgage Assets (if any), (as determined from the Loan Agreement) the Cut-off Date Pari Passu Mortgage Debt Balance was set to equal the Pari Passu Debt. At the request of representatives of the respective Mortgage Loan Seller, Cut-off Date Pari Passu Mortgage Debt Balance differences of one dollar or less were deemed to be “in agreement” for purposes of this report. This procedure was performed only for those Mortgage Assets which are part of a loan combination.

With respect to Characteristic 235, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Subordinate Mortgage Debt Balance using the subordinate mortgage debt first payment date, subordinate mortgage debt monthly debt service, subordinate mortgage debt original balance, subordinate mortgage debt interest accrual method and subordinate mortgage debt interest rate (each as set forth on or derived from the Subordinate Loan Document) and the Cut-off Date. With respect to interest-only subordinate mortgage debt Mortgage Assets determined to be non-amortizing as of the Cut-off Date (as determined from the Subordinate Loan Document) and full term interest-only subordinate mortgage debt Mortgage Assets (if any), (as determined from the Loan Agreement) the Cut-off Date Subordinate Mortgage Debt Balance was set to equal the original subordinate mortgage debt balance (as set forth on the Subordinate Loan Document). This procedure was performed only for those Mortgage Assets with subordinate mortgage debt, if any.

With respect to Characteristic 236, we recomputed the Total Mortgage Debt Cut-off Date LTV Ratio by dividing the (i) sum of the (a) Cut-off Date Balance, (b) Cut-off Date Pari Passu Mortgage

Debt Balance and (c) Cut-off Date Subordinate Mortgage Debt Balance (if applicable) by (ii) Appraised Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets which are part of a loan combination or have subordinate mortgage debt.

With respect to Characteristic 237, we recomputed the Total Mortgage Debt UW NCF DSCR by dividing (i) the Underwritten NCF by (ii) the sum of the (a) Annual Debt Service Incl. Pari Passu (Amort) or Annual Debt Service Incl. Pari Passu (IO), as applicable and (b) subordinate mortgage debt annual debt service (as derived from the Subordinate Loan Document) (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets which are part of a loan combination or have subordinate mortgage debt.

With respect to Characteristic 238, we recomputed the Total Mortgage Debt UW NOI Debt Yield by dividing (i) the Underwritten NOI by (ii) the sum of the (a) Cut-off Date Balance, (b) Cut-off Date Pari Passu Mortgage Debt Balance and (c) Cut-off Date Subordinate Mortgage Debt Balance (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets which are part of a loan combination or have subordinate mortgage debt.

With respect to Characteristic 239, assuming, at your request, no prepayments of principal, we recomputed the Cut-off Date Mezzanine Debt Balance using the mezzanine or subordinate unsecured debt first payment date, mezzanine or subordinate unsecured debt monthly debt service, mezzanine or subordinate unsecured debt original balance, mezzanine or subordinate unsecured debt interest accrual method and mezzanine or subordinate unsecured debt interest rate (each as set forth on or derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document) and the Cut-off Date. With respect to the Mortgage Asset identified on the Data File as “350 Bush Street,” we were instructed by representatives of the Company to recalculate the Cut-off Date Mezzanine Debt Balance by summing the (i) senior mezzanine cut-off date balance and (i) the fully advanced EB-5 junior mezzanine balance (each as set forth on or derived from the Mezzanine Loan Document). With respect to partial interest-only mezzanine or subordinate unsecured debt determined to be non-amortizing as of the Cut-off Date and full term interest-only mezzanine or subordinate unsecured debt (if any) (as derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document), the Cut-off Date Mezzanine Debt Balance was set to equal the related Additional Financing Original Balance. This procedure was performed only for those Mortgage Assets with mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 240, we recomputed the Total Debt Cut-off Date LTV Ratio by dividing the (i) sum of the (a) Cut-off Date Balance, (b) Cut-off Date Pari Passu Mortgage Debt Balance (if applicable), (c) Cut-off Date Subordinate Mortgage Debt Balance (if applicable) and (d) Cut-off Date Mezzanine Debt Balance (if applicable) by (ii) Appraised Value. With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Appraised Values for each mortgaged property of the related Mortgage

Asset. This procedure was performed only for those Mortgage Assets containing mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 241, we recomputed the Total Debt UW NCF DSCR by dividing the (i) Underwritten NCF by (ii) sum of the (a) Annual Debt Service (P&I), Annual Debt Service (IO), Annual Debt Service Incl. Pari Passu (Amort) or Annual Debt Service Incl. Pari Passu (IO), as applicable, (b) subordinate mortgage debt annual debt service (as derived from the Subordinate Loan Document) (if applicable) and (c) mezzanine or subordinate unsecured debt annual debt service (as derived from the Mezzanine Loan Document or Subordinate Unsecured Loan Document) (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NCF for each mortgaged property of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets containing mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 242, we recomputed the Total Debt UW NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) sum of the (a) Cut-off Date Balance, (b) Cut-off Date Pari Passu Mortgage Debt Balance (if applicable), (c) Cut-off Date Subordinate Mortgage Debt Balance (if applicable) and (d) Cut-off Date Mezzanine Debt Balance (if applicable). With respect to those Mortgage Assets indicated on the Data File as secured by more than one property, the procedure herein sums the Underwritten NOI for each mortgaged property of the related Mortgage Asset. This procedure was performed only for those Mortgage Assets containing mezzanine debt or subordinate unsecured debt, if any.

With respect to Characteristic 244, we recomputed the Coop – LTV as Rental by dividing the (i) Cut-Off Date Balance by (ii) Coop – Rental Value. This procedure was only performed for those Mortgage Assets with a Property Sub-Type of “Cooperative.”

With respect to Characteristic 245, we recomputed the Coop – Unsold Percent by dividing the (i) sum of (a) Coop - Sponsor Units, (b) Coop - Investor Units and (c) Coop – Coop Units by (ii) Units/SF. This procedure was only performed for those Mortgage Assets with a Property Sub-Type of “Cooperative.”

With respect to Characteristic 249, we recomputed the Coop – Sponsor/Investor Carry by subtracting the (i) aggregate annual coop maintenance amount of the Coop - Sponsor Units and Coop - Investor Units (as ascertained from the Rent Roll) from the (ii) aggregate annual rent of the Coop - Sponsor Units and Coop - Investor Units (as ascertained from the Rent Roll). This procedure was only performed for those Mortgage Assets with a Property Sub-Type of “Cooperative.”

With respect to Characteristic 260, we recomputed the Periodic Principal and Interest Payment Securitization Amount by adding the (i) Scheduled Interest Amount and (ii) Scheduled Principal Amount. This procedure was not performed for those Mortgage Assets with a Seasoning equal to zero.

With respect to Characteristic 312, we recomputed the Most Recent Debt Service Amount:

•	for amortizing and partial interest-only Mortgage Assets, as the product of (i) the Monthly Debt Service (P&I) and (ii) twelve; and
•	for full term interest-only Mortgage Assets, as the product of (i) the Monthly Debt Service (IO) and (ii) twelve.

This procedure was only performed for those Mortgage Assets with Most Recent Revenues. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 313, we recomputed the Most Recent Debt Service Coverage Net Operating Income Percentage by dividing the (i) Most Recent NOI by (ii) Most Recent Debt Service Amount. This procedure was only performed for those Mortgage Assets with Most Recent NOI. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 314, we recomputed the Most Recent Debt Service Coverage Net Cash Flow Percentage by dividing the (i) Most Recent Net Cash Flow Amount by (ii) Most Recent Debt Service Amount. This procedure was only performed for those Mortgage Assets with Most Recent Net Cash Flow Amount. With respect to any Mortgage Asset that is part of a loan combination, the procedure is calculated inclusive of the indebtedness of any pari passu companion loans, as applicable. With respect to any Mortgage Asset that is in a group of cross-collateralized Mortgage Asset(s), such Characteristic is calculated on the basis of all the Mortgage Assets in such cross-collateralized group (if applicable).

With respect to Characteristic 319, assuming, at your request, no prepayment of principal, we recomputed the Report Period Beginning Schedule Loan Balance Amount using the First P&I Payment Date, Monthly Debt Service (P&I), Original Balance, Interest Accrual Method, Interest Rate and the Due Date in April 2019. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of April 2019 and full term interest-only Mortgage Assets (if any), the Report Period Beginning Schedule Loan Balance Amount was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Report Period Beginning Schedule Loan Balance Amount differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 320, assuming, at your request, no prepayments of principal, we recomputed the Report Period End Actual Balance Amount using the First P&I Payment Date, Monthly Debt Service (P&I), Original Balance, Interest Accrual Method, Interest Rate and the Cut-off Date. With respect to partial interest-only Mortgage Assets determined to be non-amortizing as of the Cut-off Date and full term interest-only Mortgage Assets (if any), the Report Period End Actual Balance Amount was set to equal the Original Balance. At the request of representatives of the respective Mortgage Loan Seller, Report Period End Actual Balance Amount differences of one dollar or less were deemed to be “in agreement” for purposes of this report.

With respect to Characteristic 321, we recomputed the Total Scheduled Principal Interest Due Amount by adding the (i) Scheduled Interest Amount and (ii) Scheduled Principal Amount.

With respect to Characteristic 322, we recomputed the Scheduled Interest Amount as the product of (i) the Report Period Beginning Schedule Loan Balance Amount, (ii) the Interest Rate, (iii) the number of calendar days from and inclusive of the Due Date in April 2019 to and exclusive of the Due Date in May 2019 and (iv) a fraction equal to 1/360. This procedure was not performed for those Mortgage Assets with a Seasoning equal to zero.

With respect to Characteristic 324, we recomputed the Scheduled Principal Amount by subtracting the (i) Scheduled Interest Amount from (ii) Monthly Debt Service (P&I). This procedure was only performed for those Mortgage Assets determined to be amortizing as of the Due Date in May 2019.